Investment Strategy	Apr. 08, 2026
MUIRFIELD FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund may also invest in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, which may invest in emerging markets, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund may invest in index funds and index-based investments.

The Fund may also invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully invested position in equity securities.

When selecting investments for the Fund Meeder Asset Management, Inc. (the “Adviser”) continually evaluates style, market capitalization, sector rotation, and international positions by utilizing a series of quantitative models to perform fundamental and technical analysis in order to identify opportunities that have the best attributes for outperformance. Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics:

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

There are no investment limitations on market capitalization range or geographic region. The Adviser selects securities that the Adviser believes represent above average market potential relative to market risk. The Adviser may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

The Fund utilizes several defensive tactics to reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. Utilizing its unconstrained tactical strategy, the Fund may invest up to 100% of its net assets in fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities, commonly known as “junk bonds”) and cash equivalent securities. The Fund may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also buy or sell derivatives, including domestic or international stock index futures or options and option spreads on index future contracts. An option spread is a strategy where the Fund buys two different options on an index, but with different prices or expirations, in order to hedge against declines in equity market value. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

SPECTRUM FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by taking long and short positions in the global securities markets. The Fund primarily invests long in common and preferred stocks and in investment companies (“underlying funds”), which include domestic and foreign mutual funds, which may include emerging markets, as well in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. Short positions involve selling a security the Fund does not own in anticipation that the security’s price will decline. The Fund’s typical long equity investment exposure will range from 0% to 150% of net assets, while the Fund’s typical short equity investment exposure will range from 0% to 50% of net assets. The Fund may use leverage (e.g., by borrowing or through derivatives). As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund may also establish long or short positions in index funds and index-based investments. The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully invested position in equity securities.

The Fund’s use of leverage and short positions will vary over time based on Meeder Asset Management, Inc.’s (the “Adviser”) assessment of market conditions, prevailing interest rates and other factors. When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions by utilizing a series of quantitative models to perform fundamental and technical analysis in order to identify opportunities that have the best attributes for outperformance. Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics:

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

There are no investment limitations on the market capitalization range or geographic region. The Adviser selects securities that the Adviser believes represent above average market potential relative to market risk. The Fund may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

The Fund utilizes several defensive tactics to reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. Utilizing its unconstrained tactical strategy, the Fund may invest up to 100% of its net assets in fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities, commonly known as “junk bonds”) and cash equivalent securities. The Fund may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also buy or sell derivatives, including domestic or international stock index futures or options and option spreads on index future contracts. An option spread is a strategy where the Fund buys two different options on an index, but with different prices or expirations, in order to hedge against declines in equity market value. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

GLOBAL ALLOCATION FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund has significant flexibility to invest in a broad range of equity and fixed income asset classes in the United States and other markets throughout the world, both developed and emerging. Meeder Asset Management, Inc. (the “Adviser”) employs a flexible asset allocation approach in constructing the Fund’s portfolio that is designed to tactically allocate assets among global investment markets. The Fund is not required to allocate its investments in any set percentages to any country. Under normal circumstances, the Fund will invest assets allocated to equity investments in at least eight countries other than the United States (“Non-U.S. Countries”). Within its international equity exposure, the Fund primarily invests in securities designed to track the performance of individual country indexes. The Adviser has flexibility to allocate the Fund’s assets between equity and fixed income securities and under normal circumstances up to 100% of the Fund’s net assets may be invested entirely in equity or fixed income assets based on the Adviser’s assessment of current market conditions and the relative opportunities within each asset class.

Non-U.S. country allocation decisions are guided by Adviser’s quantitative country selection model, which evaluates a diversified set of fundamental, economic, and technical indicators. The model is intended to provide a consistent and repeatable framework for identifying relative opportunities across international equity markets and adjusting exposures accordingly.

The Fund’s equity investments include common stock, preferred stock, equity investment companies (“underlying funds”), which include domestic and foreign mutual funds as well as exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). Additionally, the Fund may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts. The Fund is generally unconstrained by any particular capitalization with regard to its equity investments.

The Fund’s fixed income investments include fixed income investment companies that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. Investments in fixed income securities may also include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash and cash equivalents, income-producing securities including United States and foreign investment grade and non-investment grade corporate bonds, convertible corporate bonds, structured instruments (debt securities issued by agencies of the United States Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, and repurchase agreements. The Fund is generally unconstrained with regard to the duration of its fixed income investments.

The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully invested position in equity securities.

Within the equity portion of the strategy, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics:

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

Within the fixed income portion of the strategy, the Adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each fixed income market segment based upon economic, market, currency and technical data, and the Adviser’s own assessment of economic and market conditions, to create an optimal allocation of the Fund’s assets among various segments of the fixed income market. After sector allocations are made, the Adviser uses traditional due diligence, and performance analysis to identify investments for the Fund’s portfolio.

The Fund utilizes several defensive tactics to reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. Consistent with its Principal Investment Strategies, the Fund may shift equity holdings to fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also buy or sell derivatives, including domestic or international stock index futures or options and option spreads on index future contracts. An option spread is a strategy where the Fund buys two different options on an index, but with different prices or expirations, in order to hedge against declines in equity market value. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

BALANCED FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests primarily in common and preferred stocks, as well as fixed income securities. The Fund may also invest in investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. The Fund may invest in index funds and index-based investments.

The Fund may also invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully-invested position in equity securities.

Under normal circumstances, the Fund will have a minimum of 30% and a maximum of 70% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region including investments in emerging markets. The Fund will also have a minimum of 30% and a maximum of 70% of its net assets invested in fixed income securities. For the fixed income portion of the portfolio, the Fund may invest in securities of governments throughout the world (including the United States and emerging markets), their agencies and instrumentalities, cash equivalents, income-producing securities including domestic and foreign investment grade and below investment grade bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options, and swaps. The Fund may invest in fixed income securities of any maturity, and of any credit rating (including unrated securities). In addition, for the fixed income portion of the portfolio, the Fund may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investments trusts.

Within the equity portion of the strategy, Meeder Asset Management, Inc. (the “Adviser”) continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics:

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

Within the fixed income portion of the strategy, the Adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each fixed income market segment based upon economic, market, currency and technical data, and the Adviser’s own assessment of economic and market conditions, to create an optimal allocation of the Fund’s assets among various segments of the fixed income market. After sector allocations are made, the Adviser uses a combination of traditional due diligence, and performance analysis to identify investments for the Fund’s portfolio.

The Fund utilizes several defensive tactics to reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. Consistent with its Principal Investment Strategies, the Fund may shift equity holdings to fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities.

The Fund may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also buy or sell derivatives, including domestic or international stock index futures or options and option spreads on index future contracts. An option spread is a strategy where the Fund buys two different options on an index, but with different prices or expirations, in order to hedge against declines in equity market value. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund, within the parameters described above. When the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund will reduce its position in underlying equity securities and underlying equity funds in order to attempt to minimize the risk of loss of capital. The Fund may also reduce its equity exposure by selling short stock index futures contracts. The Fund’s goal is to minimize losses during high-risk market environments and to provide attractive returns during low-risk markets.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

MODERATE ALLOCATION FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests primarily in common and preferred stocks, as well as fixed income securities. The Fund may also invest in investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. In addition, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs).

Under normal circumstances, the Fund will have a maximum of 50% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region, including emerging markets.

The Fund will also have a minimum of 50% of its net assets invested in fixed income securities. For the fixed income portion of the portfolio, the Fund may invest in securities of governments throughout the world (including the United States and emerging markets), their agencies and instrumentalities, cash and cash equivalents, income-producing securities including domestic and foreign investment grade and non-investment grade bonds, structured instruments (debt securities issued by agencies of the United States Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, and repurchase agreements. The Fund may invest in fixed income securities of any maturity, and of any credit rating (including unrated securities). In addition, for the fixed income portion of the portfolio, the Fund may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investments trusts.

Within the equity portion of the strategy, Meeder Asset Management, Inc. (the “Adviser”), continually evaluates style, market capitalization, sector rotation, and international positions by utilizing a series of quantitative models to perform fundamental and technical analysis in order to identify opportunities that have the best attributes for outperformance. Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics:

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

Within the fixed income portion of the strategy, Meeder Asset Management, Inc. (the “Adviser”), uses a combination of quantitative models that seek to measure the relative risks and opportunities of each fixed income market segment based upon economic, market, currency and technical data and the Adviser’s own assessment of economic and market conditions to create an optimal allocation of the Fund’s assets among various segments of the fixed income market. After sector allocations are made, the Adviser uses a combination of traditional due diligence, and performance analysis to identify investments for the Fund’s portfolio.

The Fund utilizes several defensive tactics to reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. The Fund may shift equity holdings to fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also buy or sell derivatives, including domestic or international stock index futures or options and option spreads on index future contracts. An option spread is a strategy where the Fund buys two different options on an index, but with different prices or expirations, in order to hedge against declines in equity market value. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

CONSERVATIVE ALLOCATION FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests primarily in common and preferred stocks, as well as fixed income securities. The Fund may also invest in investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. In addition, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

Under normal circumstances, the Fund will have a maximum of 30% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region, including emerging markets.

The Fund will also have a minimum of 70% of its net assets invested in fixed income securities. For the fixed income portion of the portfolio, the Fund may invest in securities of governments throughout the world (including the United States and emerging markets), their agencies and instrumentalities, cash and cash equivalents, income-producing securities including domestic and foreign investment grade and non-investment grade bonds, structured instruments (debt securities issued by agencies of the United States Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options, and swaps. The Fund may invest in fixed income securities of any maturity, and of any credit rating (including unrated securities). In addition, for the fixed income portion of the portfolio, the Fund may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investments trusts. With respect to both the equity and fixed income portions of the portfolios, the Fund does not concentrate in any particular industry or sector.

Additionally, the Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts.

These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully-invested position in equity securities.

Within the equity portion of the strategy, Meeder Asset Management, Inc. (the “Adviser”) continually evaluates style, market capitalization, sector rotation, and international positions by utilizing a series of quantitative models to perform fundamental and technical analysis in order to identify opportunities that have the best attributes for outperformance. Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics.

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

Within the fixed income portion of the strategy, the Adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each fixed income market segment based upon economic, market, currency and technical data and the Adviser’s own assessment of economic and market conditions to create an optimal allocation of the Fund’s assets among various segments of the fixed income market. After sector allocations are made, the Adviser uses a combination of traditional due diligence, and performance analysis to identify investments for the Fund’s portfolio.

The Fund utilizes several defensive tactics to reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. The Fund may shift equity holdings to fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also buy or sell derivatives, including domestic or international stock index futures or options and option spreads on index future contracts. An option spread is a strategy where the Fund buys two different options on an index, but with different prices or expirations, in order to hedge against declines in equity market value. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

DYNAMIC ALLOCATION FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing primarily in common and preferred stocks, as well as fixed income securities. The Fund also invests in equity investment companies (“underlying funds”), which include foreign and domestic mutual funds, which may invest in emerging markets, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully invested position in equity securities. The Fund may also invest in index funds and index-based investments.

Under normal circumstances, the Fund will have a minimum of 80% and a maximum of 95% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select investments without limitation to market capitalization range or sectors. Under normal circumstances, the Fund will invest 10% to 40% of its net assets in international equity securities or underlying funds primarily investing in international equities, including companies that conduct their principal business activities in emerging markets.

Within the equity portion of the strategy, Meeder Asset Management, Inc. (the “Adviser”) continually evaluates style, market capitalization, sector rotation, and international positions by utilizing a series of quantitative models to perform fundamental and technical analysis in order to identify opportunities that have the best attributes for outperformance.

Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics:

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

Within the fixed income portion of the strategy, the Adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each fixed income market segment based upon economic, market, currency and technical data and the Adviser’s own assessment of economic and market conditions to create an optimal allocation of the Fund’s assets among various segments of the fixed income market. After sector allocations are made, the Adviser uses a combination of traditional due diligence and performance analysis to identify investments for the Fund’s portfolio.

Under normal circumstances, the Fund will also have a minimum of 5% and a maximum of 20% of its net assets in fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities, commonly known as “junk bonds”) and cash equivalent securities. The Fund may also invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, including emerging markets, ETFs, closed-end funds, and unit investment trusts.

The following table shows the Fund’s asset allocation ranges:

EQUITY	Total	80 - 95%
	U.S.	55 - 85%
	International	10 - 40%
FIXED INCOME	Total	5 - 20%
	Bonds, Cash and Cash Equivalents	5 - 20%

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

SECTOR ROTATION FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund utilizes a sector rotation strategy to identify market sectors offering the greatest investment opportunities. A market sector is a segment of the securities market that groups issuers by industry. Examples include consumer discretionary, health care, information technology, consumer staples, commodities, energy, financials, industrials, materials, real estate, communication services and utilities. Using a proprietary quantitative model, Meeder Asset Management, Inc. (the “Adviser”) rotates Fund assets between and among market sectors, outweighing those sectors considered most promising.

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks or underlying funds investing in equity securities. The Fund will also typically invest between 10% and 40% of its net assets in international equity securities or underlying funds primarily investing in international equities, including companies that conduct their principal business activities in emerging markets. Under normal circumstances, the fund will also invest at least 5% and up to 20% of its net assets in fixed income securities or underlying funds primarily investing in domestic and foreign fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities, commonly known as “junk bonds”), exchange traded funds (“ETFs”), closed-end funds, unit investment trusts and cash equivalent securities.

The Fund may also invest directly in derivatives, such as options and futures contracts, including domestic or international stock index futures or options and option spreads on index future contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to hedge all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully invested position in equity securities. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

Individual U.S. equity securities held in the Fund are intended to target the desired allocation of each respective U.S. sector based on the Advisor’s quantitative models. These sector rotation models utilize a multi-factor approach, including relative price trends within and between sectors, energy prices, interest rates, monetary policy expectations, and market risk, among others.

There are no investment limitations on the market capitalization range or geographic region. Depending on the Adviser’s assessment of market conditions, the Fund may adjust the market capitalization or geographic balance of the portfolio by investing in derivatives, mutual funds or exchange traded funds that provide exposure to the desired market segment.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

TACTICAL INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund, under normal market conditions, invests at least 80% of its net assets in fixed income securities, principally mutual and exchange traded funds that invest in domestic and foreign fixed income securities. Fixed income securities utilized by the Fund include bonds and other instruments issued by the U.S. government, municipal governments, foreign governments, government agencies or instrumentalities, U.S. and foreign corporations, including mortgage and asset-backed securities, inflation protected securities, convertible bonds, structured instruments, commercial paper, certificates of deposit, money market funds and repurchase agreements.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in fixed income securities of any duration and may utilize derivative investments that provide exposure to fixed income securities. Meeder Asset Management Inc. (the “Adviser”) utilizes a quantitative model to assist in managing the duration of the Fund’s investment portfolio. Duration is a measure of a debt instrument’s interest-rate sensitivity. The longer a debt instrument’s duration, the more sensitive the instrument is to shifts in interest rates. As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration. For example, if rates were to rise 1%, a bond or debt instrument with a 5-year average duration would likely lose approximately 5% of its value. Under normal circumstances, the average portfolio duration of the fixed income securities held by the Fund will not exceed ten years. The Fund may also have a negative duration. Average portfolio duration will change depending on the Adviser’s interest rate expectations and outlook on changing market, economic, and political conditions.

The Fund may invest in fixed income securities of any credit quality, including below-investment grade securities (“high-yield” or “junk bonds”), including distressed debt. The Fund may also invest in non-U.S. denominated securities (“foreign securities”), including securities from issuers in countries whose economies are less developed (“emerging markets”). Foreign securities include securities issued by non-U.S. denominated governments, foreign government agencies, and corporations located in foreign or emerging markets.

The Fund may invest in derivative instruments, such as options, futures contracts, foreign forward currency exchange contracts, interest rate futures or swaps, and credit default swaps. When utilizing derivatives, the Fund may purchase or sell long or short positions or create leverage. Derivative transactions may be used to enhance the Fund’s returns or liquidity, to obtain efficient exposure to certain market segments, and to adjust the duration of the portfolio.

The Fund may purchase shares of fixed income mutual funds, exchange traded funds, closed-end funds and unit investment trusts to provide efficient and diversified exposure to domestic, foreign or emerging market segments, including inverse and leveraged ETFs and affiliated money market funds. The Fund may also invest up to 20% of its net assets in equity securities, including preferred stock, convertible securities, common stocks and real estate investment trusts (“REITs”).

The Adviser employs a tactical investment strategy with a flexible asset allocation structure. The Fund can and will adjust its allocation of investments in response to changing trends in various market segments. The Fund will invest in specific fixed income market segments when the quantitative models signal a favorable market trend in combination with the Adviser’s own assessment of economic and market conditions to create an optimal allocation of the Fund’s assets. The Adviser may shift the Fund’s investments between fixed income market segments across the credit quality spectrum, including U.S. government securities, high yield securities, and cash or its equivalents.

Investment selection is primarily driven by proprietary quantitative models that evaluate macroeconomic and segment-specific technical factors to identify market trends and measure the relative risks and opportunities of each fixed income market segment. When selecting fixed income securities for the Fund, the Adviser uses a combination of traditional due diligence, and performance analysis to identify investments for the Fund’s portfolio.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests primarily in high-quality, short-term money market instruments. Under normal circumstances, at least 99.5% of the Fund’s assets are invested in cash, securities issued by the U.S. government and its agencies and instrumentalities, and repurchase agreements that are collateralized fully by securities issued by the U.S. government and its agencies and instrumentalities or cash. Although these securities are high-quality, some of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. To be considered high quality, a security generally must be determined to present minimal credit risk.

The Fund is a money market fund managed to meet the credit quality, maturity, portfolio diversification, and liquidity requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). Consistent with these requirements, the Fund:

●	Computes its price per share for purposes of distribution, redemption and repurchase by use of the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00;

●	Only buys securities that present minimal credit risks and that are “Eligible Securities” under Rule 2a-7;

●	Only buys securities with remaining maturities of 397 calendar days or less as determined under Rule 2a-7;

●	Will not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities or as permitted under Rule 2a-7;

●	Will not hold more than 5% of its total assets in illiquid securities;

●	Maintains a dollar-weighted average portfolio maturity of 60 calendar days or less;

●	Maintains a maximum weighted average life maturity of 120 calendar days or less;

●	Maintains at least 25% of total assets in “daily liquid assets” as defined in Rule 2a-7;

●	Maintains at least 50% of total assets in “weekly liquid assets” as defined in Rule 2a-7; and

The Fund will, under normal circumstances, invest more than 25% of the value of its total assets in instruments issued by entities in the financial services group of industries. For this purpose, the financial services group of industries consists of securities issued by the U.S. government and its agencies and instrumentalities and repurchase agreements and loans collateralized by such obligations. The Fund may, however, invest less than 25% of the value of its total assets in this group of industries based on market conditions.

The Fund operates as a “government money market fund” pursuant to Rule 2a-7. As a government money market fund, the Fund is not required to impose a liquidity fee on redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

Other than as set forth in the Statement of Additional Information (“SAI”), the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.